UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2016

Date of reporting period: January 31, 2016

Item 1.	Reports to Stockholders.

The Advisors’ Inner Circle Fund II

LM Capital Opportunistic Bond Fund

Semi-Annual Report	January 31, 2016

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC BOND FUND
JANUARY 31, 2016
(Unaudited)

The Fund files its complete schedule of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-866-330-1111; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC BOND FUND
JANUARY 31, 2016
(Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — 51.9%
	Face Amount	Value
CONSUMER DISCRETIONARY — 8.7%
Comcast
5.150%, 03/01/20	$100,000	$112,314
3.375%, 08/15/25	100,000	102,112
Goodyear Tire & Rubber
8.750%, 08/15/20	150,000	172,875
Interpublic Group
4.000%, 03/15/22	110,000	112,692
Starbucks
3.850%, 10/01/23	100,000	108,407
The Gap
5.950%, 04/12/21	150,000	155,968
Time Warner
4.650%, 06/01/44	100,000	87,265

		851,633

CONSUMER STAPLES — 2.1%
Coca-Cola Femsa
4.625%, 02/15/20	100,000	106,388
Raizen Energy Finance
7.000%, 02/01/17 (A)	100,000	101,500

		207,888

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC BOND FUND
JANUARY 31, 2016
(Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY — 3.0%
Ecopetrol
7.625%, 07/23/19	$95,000	$98,444
Mexichem
4.875%, 09/19/22 (A)	200,000	199,000

		297,444

FINANCIALS — 20.8%
Ally Financial
6.250%, 12/01/17	100,000	103,750
American International Group
6.400%, 12/15/20	110,000	128,206
Bank of America
5.700%, 01/24/22	150,000	169,056
Bank of America MTN
4.200%, 08/26/24	150,000	148,903
CIT Group
5.500%, 02/15/19 (A)	200,000	206,500
Citigroup
8.500%, 05/22/19	125,000	148,500
Goldman Sachs Group
5.375%, 03/15/20	150,000	164,472
JPMorgan Chase
6.400%, 05/15/38	150,000	183,424
Morgan Stanley
4.875%, 11/01/22	250,000	265,890
Regions Bank
6.450%, 06/26/37	250,000	303,910
Wells Fargo
3.500%, 03/08/22	200,000	208,966

		2,031,577

HEALTH CARE — 1.0%
Humana
3.150%, 12/01/22	100,000	98,967

INDUSTRIALS — 6.0%
Alfa
5.250%, 03/25/24 (A)	200,000	202,500

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC BOND FUND
JANUARY 31, 2016
(Unaudited)

CORPORATE OBLIGATIONS — concluded
	Face Amount	Value
INDUSTRIALS — continued
Embraer Bras De Aeronau
5.150%, 06/15/22	$150,000	$147,750
General Electric
3.375%, 03/11/24	95,000	100,145
United Parcel Service
3.125%, 01/15/21	130,000	136,696

		587,091

INFORMATION TECHNOLOGY — 3.2%
CA
5.375%, 12/01/19	100,000	108,938
Hewlett-Packard
4.650%, 12/09/21	200,000	203,050

		311,988

MATERIALS — 2.0%
Alcoa
6.150%, 08/15/20	200,000	194,000

TELECOMMUNICATION SERVICES — 5.1%
Colombia Telecomunicaciones
5.375%, 09/27/22 (A)	200,000	177,000
Telecom Italia
5.303%, 05/30/24 (A)	200,000	195,000
Verizon Communications
6.400%, 09/15/33	110,000	124,293

		496,293

TOTAL CORPORATE OBLIGATIONS (Cost $5,097,176)		5,076,881

MORTGAGE-BACKED SECURITIES — 21.5%
FHLMC
4.500%, 08/01/40	98,754	107,535
4.000%, 04/01/26	98,769	105,385
4.000%, 10/01/41	156,002	166,905
3.500%, 01/01/45	93,093	97,390

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC BOND FUND
JANUARY 31, 2016
(Unaudited)

MORTGAGE-BACKED SECURITIES — concluded

	Face Amount	Value
FNMA
4.500%, 02/01/39	$58,721	$63,882
4.500%, 02/01/41	165,632	180,581
4.500%, 10/01/41	78,950	86,924
4.000%, 11/01/40	207,577	222,424
4.000%, 01/01/41	161,615	173,180
4.000%, 05/01/44	177,448	190,568
3.500%, 07/01/42	288,683	302,955
3.500%, 07/01/45	294,997	309,212
3.500%, 08/01/45	97,864	102,572

TOTAL MORTGAGE-BACKED SECURITIES (Cost $2,077,256)		2,109,513

U.S. TREASURY OBLIGATIONS — 19.1%
U.S. Treasury Bond
5.250%, 11/15/28	80,000	107,916
U.S. Treasury Notes
3.500%, 05/15/20	300,000	327,797
3.125%, 05/15/19	100,000	106,711
2.250%, 11/15/24	400,000	411,984
2.000%, 11/15/21	200,000	205,438
2.000%, 02/15/23	300,000	306,644
2.000%, 08/15/25	100,000	100,625
1.750%, 10/31/18	300,000	306,527

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,858,491)		1,873,642

U.S. GOVERNMENT AGENCY OBLIGATION — 3.1%
FHLMC
1.375%, 05/01/20	300,000	300,943

TOTAL U.S. GOVERNMENT AGENCY OBLIGATION (Cost $300,554)		300,943

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC BOND FUND
JANUARY 31, 2016
(Unaudited)

PREFERRED STOCK — 1.3%

	Shares	Value
FINANCIALS
JPMorgan Chase, 6.700%	4,500	$123,075

TOTAL PREFERRED STOCK (Cost $116,190)		123,075

SHORT-TERM INVESTMENT — 2.5%
SEI Daily Income Trust Government Fund, Class A 0.140%, (B)	247,026	247,026

TOTAL SHORT-TERM INVESTMENT (Cost $247,026)		247,026

TOTAL INVESTMENTS — 99.4% (Cost $9,696,693)		$9,731,080

Percentages are based on Net Assets of $9,788,994.

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	The rate reported is the 7-day effective yield as of January 31, 2016.

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

MTN — Medium Term Note

The following is a list of inputs used as of January 31, 2016, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$5,076,881	$—	$5,076,881
Mortgage-Backed Securities	—	2,109,513	—	2,109,513
U.S. Treasury Obligations	—	1,873,642	—	1,873,642
U.S. Government Agency Obligation	—	300,943	—	300,943
Preferred Stock	123,075	—	—	123,075
Short-Term Investment	247,026	—	—	247,026

Total Investments in Securities	$370,101	$9,360,979	$—	$9,731,080

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC BOND FUND
JANUARY 31, 2016
(Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments at Value (Cost $9,696,693)	$9,731,080
Interest and Dividends Receivable	94,386
Receivable from Adviser	19,507
Prepaid Expenses	2,786

Total Assets	9,847,759

Liabilities:
Payable due to Administrator	10,587
Payable due to Trustees	3,002
Chief Compliance Officer Fees Payable	2,086
Printing Fees Payable	16,231
Audit Fees Payable	11,222
Legal Fees Payable	3,256
Other Accrued Expenses	12,381

Total Liabilities	58,765

Net Assets	$9,788,994

Net Assets Consist of:
Paid-in-Capital	$9,863,538
Distributions in Excess of Net Investment Income	(6,705)
Accumulated Net Realized Loss on Investments	(102,226)
Net Unrealized Appreciation on Investments	34,387

Net Assets	$9,788,994

Net Asset Value and Redemption Price Per Share (unlimited authorization – no par value) Institutional Class Shares ($9,788,994 ÷ 983,154)	$9.96

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC BOND FUND
FOR THE SIX MONTHS ENDED
JANUARY 31, 2016
(Unaudited)

STATEMENT OF OPERATIONS

Investment Income
Interest Income	$154,188
Dividend Income	3,769

Total Investment Income	157,957

Expenses:
Administration Fees	62,985
Investment Advisory Fees	17,217
Trustees’ Fees	5,919
Chief Compliance Officer Fees	3,107
Legal Fees	16,195
Transfer Agent Fees	12,389
Printing Fees	11,503
Audit Fees	11,363
Custodian Fees	5,027
Pricing Fees	2,609
Registration Fees	1,827
Insurance and Other Expenses	3,625

Total Expenses	153,766

Less: Investment Advisory Fees Waived	(17,217)
Reimbursement of Expense from Investment Adviser	(114,441)

Net Expenses	22,108

Net Investment Income	135,849

Net Realized Loss on Investments	(94,291)
Net Change in Unrealized Appreciation/(Depreciation) on Investments	(51,732)

Net Realized and Unrealized Loss on Investments	(146,023)

Net Decrease in Net Assets Resulting from Operations	$(10,174)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2016 (Unaudited)	Year Ended July 31, 2015
Operations:
Net Investment Income	$135,849	$270,123
Net Realized Gain/(Loss) on Investments	(94,291)	47,431
Net Change in Unrealized Appreciation/ (Depreciation) on Investments	(51,732)	(81,982)

Net Increase/(Decrease) in Net Assets Resulting from Operations	(10,174)	235,572

Dividends and Distributions from:
Net Investment Income
Institutional Class Shares	(144,822)	(292,547)
Net Realized Gains
Institutional Class Shares	(10,845)	(32,746)

Total Dividends and Distributions	(155,667)	(325,293)

Capital Share Transactions(1)
Institutional Class Shares
Reinvestment of Distributions	155,667	325,293

Net Institutional Class Capital Share Transactions	155,667	325,293

Net Increase From Capital Share Transactions	155,667	325,293

Total Increase/(Decrease) in Net Assets	(10,174)	235,572

Net Assets:
Beginning of Period	9,799,168	9,563,596

End of Period (including undistributed (distributions in excess of) net investment of $(6,705) and $2,268	$9,788,994	$9,799,168

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC BOND FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Institutional Class Shares
	Six Months Ended January 31, 2016 (Unaudited)	Year Ended July 31, 2015	Period Ended July 31, 2014‡
Net Asset Value, Beginning of Period	$10.13	$10.22	$10.00

Income from Operations:
Net Investment Income(1)	0.14	0.28	0.18
Net Realized and Unrealized Gain/(Loss) on Investments	(0.15)	(0.03)	0.23

Total from Operations	(0.01)	0.25	0.41

Dividends and Distributions from:
Net Investment Income	(0.15)	(0.31)	(0.19)
Net Realized Gains	(0.01)	(0.03)	—

Total Dividends and Distributions	(0.16)	(0.34)	(0.19)

Net Asset Value, End of Period	$9.96	$10.13	$10.22

Total Return†	(0.09)%	2.48%	4.15%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$9,789	$9,799	$9,564
Ratio of Expenses to Average Net Assets (including waivers and reimbursements, excluding fees paid indirectly)	0.45%*	0.45%	0.45	%*
Ratio of Expenses to Average Net Assets (excluding waivers, reimbursements and fees paid indirectly)	3.13%*	3.37%	4.10	%*
Ratio of Net Investment Income to Average Net Assets	2.77%*	2.77%	3.14	%*
Portfolio Turnover Rate	10%**	26%	16	%**

‡	Commenced operations on December 31, 2013.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had certain fees not been waived and expenses assumed by the Adviser during the period.

(1)	Per share data calculated using average shares method.
*	Annualized
**	Not Annualized
Amounts	designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC BOND FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 42 funds. The financial statements herein are those of the LM Capital Opportunistic Bond Fund (the “Fund”). The financial statements of the remaining funds of the Trust are presented separately. The investment objective of the Fund is to achieve a total return that exceeds that of the Fund’s benchmark, the Barclays U.S. Aggregate Bond Index, over a market cycle of three to five years. The Fund is a diversified fund and will seek to achieve its investment objective by investing in a diversified portfolio of fixed income instruments of varying maturities. The assets of each fund of the Trust are segregated, and a shareholder’s interest is limited to the fund of the Trust in which shares are held. The Fund consists of Institutional Class Shares and Retirement Class Shares. The Institutional Class Shares commenced operations on December 31, 2013. The Retirement Class Shares are currently not operational.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC BOND FUND

market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, provided such amount approximates market value.

All investment companies held in the Fund’s portfolio are valued at the published net asset value.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Trust’s Board of Trustees (the “Board”). The Trust’s fair value procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of January 31, 2016, there were no fair valued securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC BOND FUND

priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

•	Level 1 — quoted prices in active markets for identical securities.
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the six month period ended January 31, 2016, there were no changes to the Fund’s fair value methodologies, no Level 3 assets and liabilities, and there have been no transfers between Level 1 and Level 2 assets and liabilities. For details of investment classifications, reference the Schedule of Investments.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six month period ended January 31, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties relating to unrecognized tax benefits.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC BOND FUND

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Interest income is recognized on an accrual basis from settlement date. Discounts and premiums on securities purchased are accreted and amortized using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid monthly by the Fund. Any net realized capital gains are distributed to shareholders at least annually.

3. Transactions with Affiliates:

Certain officers and a trustee of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers and the trustee are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer (“CCO”) and his staff, who are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

4. Administration, Transfer Agent and Custodian Agreements:

The Fund and the Administrator are parties to an amended Administration Agreement under which the Administrator provides management and administrative services to the Fund. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six month period ended January 31, 2016, the Fund was charged $62,985 for these services.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC BOND FUND

Atlantic Fund Services serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

MUFG Union Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, LM Capital Group, LLC (the “Adviser”), provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of 0.35% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses “excluded expenses”) from exceeding 0.45% of the Institutional Class Shares’ average daily net assets. The Adviser may discontinue the expense limitation upon ninety (90) days’ prior written notice to the Trust, effective as of close of business on November 14, 2016. The Board of Trustees (the “Board”) may terminate this agreement for any reason at any time. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the “Total Annual Fund Operating Expenses (not including excluded expenses)” and the aforementioned expense limitations to recapture all or a portion of its prior expense limitation reimbursements made during the preceding three-year period up to the expense cap in place at the time the expenses were waived. As of January 31, 2016, fees which were previously waived and reimbursed by the Adviser which may be subject to possible future reimbursement to the Adviser were $30,244 and $326,277, and $258,605 expiring in 2017, 2018 and 2019, respectively.

6. Share Transactions:

	Six Months Ended January 31, 2016 (Unaudited)	Year Ended July 31, 2015
Share Transactions:
Institutional Class Shares
Reinvestment of Distributions	15,597	31,764

Net Increase in Shares Outstanding	15,597	31,764

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC BOND FUND

7. Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six month period ended January 31, 2016, were as follows:

	U.S. Government	Other	Total
Purchases	$719,407	$547,471	$1,266,878
Sales	427,036	481,004	908,040

8. Federal Tax Information:

The amount and character of income and capital gain distributions, if any, to be paid are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences, primarily attributable to different treatment for gains and losses on paydowns of mortgage and asset-backed securities for tax purposes, have been reclassified to (from) the following accounts:

Undistributed Net Investment Income	Accumulated Net Realized Gain	Paid-In Capital
$22,318	$ (22,318)	$—

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions declared during the year or period ended July 31, 2015 and 2014 were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
2015	$298,836	$26,457	$325,293
2014	178,492	—	178,492

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC BOND FUND

As of July 31, 2015, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income	$5,178
Unrealized Appreciation	86,119

Total Distributable Earnings	$91,297

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at January 31, 2016 were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$9,696,693	$174,720	$(140,333)	$34,387

9. Other:

At January 31, 2016, 100% of total Institutional Class Shares outstanding were held by one record shareholder.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10. Concentration/Risk:

As with most funds that invest in fixed income securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities) and the Fund’s share price to fall.

11. Subsequent Events:

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of January 31, 2016.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC BOND FUND

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (August 1, 2015 to January 31, 2016).

The table below illustrates your Fund’s costs in two ways.

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC BOND FUND

DISCLOSURE OF FUND EXPENSES (Unaudited)

Note: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 08/01/15	Ending Account Value 01/31/16	Annualized Expense Ratios	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$999.10	0.45%	$2.26
Hypothetical 5% Return	1,000.00	1,022.87	0.45%	2.29

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC BOND FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund II (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on November 17, 2015 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC BOND FUND

sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC BOND FUND

compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods, including since its inception, and information regarding the Fund’s performance since the Agreement was last renewed. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fees to those paid by a peer group of mutual funds as classified by

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC BOND FUND

Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangement with the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC BOND FUND

renew the Agreement for another year. In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

NOTES

LM Capital Opportunistic Bond Fund

P.O. Box 588

Portland, ME 04112

Investment Adviser:

LM Capital Group, LLC

750 B Street

Suite 3010

San Diego, CA 92101

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103-2921

Independent Registered Public Accounting Firm:

Ernst & Young LLP

2005 Market Street, Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund.

LMC-SA-001-0300

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: April 8, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: April 8, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: April 8, 2016